Share Capital, Share Premium, Reserves	6 Months Ended
Jun. 30, 2026
Share Capital, Share Premium, Reserves
Share Capital, Share Premium, Reserves

16.Share Capital, Share Premium, Reserves

16.1.   Share capital and share premium

The number of shares and the par value in the paragraph below take into account resolutions adopted by the shareholders’ meeting of February 21, 2020. All existing preferred shares were converted into common shares, and then a share split of 500:1 was approved by the shareholders’ meeting. The tables and comments below reflect the number of shares after the share split of 500:1 as of January 1, 2020.

As part of the IPO on September 21, 2020, the Company incurred direct-attributable transaction costs of €6.5 million which have been deducted from the share premium.

As part of the IPO on July 7, 2021, the Company incurred direct-attributable transaction costs of €7.6 million which have been deducted from the share premium.

As at June 30, 2026, the share capital of the Company amounts to €7.1 million represented by 100,072,815 shares, and the share premium amounts to €440.1 million before deduction of the transaction costs.

Evolution of the share capital and share premium over the six months ended June 30, 2026 and 2025:

			Share	Share	Share
	Common	Total of	capital per	capital (in	premium (in
(Number of shares except otherwise stated)	shares	shares	share	EUR 000)	EUR 000)
January 1, 2025	37,427,265	37,427,265	—	6,430	332,579
May 12, 2025 - Exercise warrants	2,000	2,000	0.17	—	10
June 13, 2025 - Exercise warrants	6,375	6,375	0.17	1	33
June 30, 2025	37,435,640	37,435,640	—	6,431	332,622
July 8, 2025 - Exercise warrants	5,500	5,500	0.17	1	29
September 26, 2025 - Exercise RSU warrants	103,642	103,642	0.17	18	—
November 18, 2025 - Capital increase in cash	5,189,428	5,189,428	0.01	52	20,706
Novermber 20, 2025 - Capital increase in cash	292,250	292,250	0.01	3	1,166
December 31, 2025	43,026,460	43,026,460	—	6,505	354,523
March 2, 2026 - Issuance of shares on conversion of convertible debt	635,943	635,943	0.01	7	2,153
May 20, 2026 - Issuance of shares on conversion of convertible debt	1,031,323	1,031,323	0.01	10	2,236
June 9, 2026 - Capital increase in cash	54,595,394	54,595,394	0.01	546	80,180
June 10, 2026 - Capital increase in cash	637,164	637,164	0.01	6	943
June 30, 2026 - Exercise RSU warrants	146,531	146,531	0.01	1	24
June 30, 2026	100,072,815	100,072,815	—	7,075	440,059

On May 12, 2025, pursuant to the exercise of warrants, the Company issued 2,000 new shares for an aggregate capital increase of €10,000 (including share premium).

On June 13, 2025, pursuant to the exercise of warrants, the Company issued 6,375 new shares for an aggregate capital increase of €34,000 (including share premium).

On July 8, 2025, pursuant to the exercise of warrants, the Company issued 5,500 new shares for an aggregate capital increase of €30,000 (including share premium).

On September 26, 2025, pursuant to the exercise of RSU warrants, the Company issued 103,642 new shares for an aggregate capital increase of €18,000 (no share premium).

On November 18, 2025, the Company issued 5,189,428 new shares for an aggregate capital increase of €20.8 million (including share premium). All shares were subscribed to in EUR at a share price of €4 per share.

On November 20, 2025, the Company issued 292,250 new shares for an aggregate capital increase of €1.2 million (including share premium). All shares were subscribed to in EUR at a share price of €4 per share.

As part of above capital increases, the Company incurred direct-attributable transaction costs of €1.2 million which have been deducted from the share premium. The proceeds from the capital increase net of transaction costs amounted to €21.9 million.

On March 2, 2026, pursuant to the conversion of convertible debt, the Company issued 635,943 new shares for an aggregate capital increase of €2.2 million (including share premium).

On May 20, 2026, pursuant to the conversion of convertible debt, the Company issued 1,031,323 new shares for an aggregate capital increase of €2.2 million (including share premium).

On June 9, 2026, the Company issued 54,595,394 new shares for an aggregate capital increase of €80.7 million (including share premium). All shares were subscribed to in EUR at a share price of €1.48 per share.

On June 10, 2026, the Company issued 637,164 new shares for an aggregate capital increase of €0.9 million (including share premium). All shares were subscribed to in EUR at a share price of €1.49 per share.

On June 30, 2026, pursuant to the exercise of RSU warrants, the Company issued 146,531 new shares for an aggregate capital increase of €25,000 (including share premium).

As part of above capital increase, the Company incurred direct-attributable transaction costs of €5.7 million which have been deducted from the share premium. The proceeds from the capital increase net of transaction costs amounted to €76.0 million.

16.2.   Reserves

The reserves include the share-based payment reserve (see note 17), other comprehensive income and the retained loss. Retained loss is comprised of primarily accumulated losses, other comprehensive income is comprised of currency translation reserves and remeasurements of post-employment benefit obligations.

The movement in other comprehensive income for the six months ended June 30, 2026 and 2025 is detailed in the table below:

		Post-
	Currency	employment
	translation	benefit
(in EUR 000)	reserve	obligations	Total
Opening value at January 1, 2025	820	94	914
Items that may be subsequently reclassified to profit or loss (net of tax)
Currency translation differences	230	—	230
Total other comprehensive income at June 30, 2025	1,050	94	1,144
Opening value at January 1, 2026	1,048	76	1,124
Items that may be subsequently reclassified to profit or loss (net of tax)
Currency translation differences	1	—	1
Total other comprehensive income at June 30, 2026	1,049	76	1,125